Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Total income	£ 11,315	£ 11,621
United Kingdom
Disclosure of operating segments [line items]
Total income	5,895	5,989
Europe
Disclosure of operating segments [line items]
Total income	1,222	1,199
Americas
Disclosure of operating segments [line items]
Total income	3,608	3,776
Africa and Middle East
Disclosure of operating segments [line items]
Total income	20	20
Asia
Disclosure of operating segments [line items]
Total income	£ 570	£ 637